Fees Summary	May 15, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,221,000
Previously Paid Amount	0.00
Total Fee Amount	444.82
Total Offset Amount	0.00
Net Fee	444.82
Narrative - Max Aggregate Offering Price	$ 3,221,000
Final Prospectus	true